Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Condensed Consolidated Statements of Operations (unaudited)
Revenue	$ 36,788		$ 29,651		$ 72,682	$ 58,414	$ 132,507	$ 94,811
Cost of revenue, excluding depreciation and amortization	21,071		16,764		43,310	34,199	73,685	60,568
Operating expenses:
Product and technology	12,236		11,303		23,606	22,549	42,306	35,708
Sales and marketing	7,881		7,616		15,196	15,278	30,050	23,456
General and administrative	6,453		6,011		12,120	11,574	26,154	19,665
Depreciation and amortization	2,049		2,222		3,977	4,382	8,516	9,391
Total operating expenses	28,619		27,152		54,899	53,783	107,026	88,220
Loss from operations	(12,902)		(14,265)		(25,527)	(29,568)	(48,204)	(53,977)
Interest expense, net	(2,347)		(701)		(3,629)	(1,244)	(2,925)	(2,374)
Other expense	(104)		(46)		(119)	(80)	(107)	(90)
Loss before income taxes	(15,353)		(15,012)		(29,275)	(30,892)	(51,236)	(56,441)
Income tax expense	(18)		(14)		(56)	(37)	(129)	(55)
Net loss	$ (15,371)	$ (13,960)	$ (15,026)	$ (15,903)	$ (29,331)	$ (30,929)	$ (51,365)	$ (56,496)
Net loss per share, basic and diluted	$ (0.47)		$ (2.82)		$ (1.45)	$ (6.02)	$ (9.13)	$ (12.17)
Weighted-average common shares outstanding, basic and diluted	33,029,147		5,336,501		20,277,416	5,141,047	5,626,713	4,641,256